Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 17 Subsequent Events

On January 31, 2022, FourCubed Acquisition Company, a wholly-owned subsidiary of the Company, entered into a $3,250,000 term loan agreement with Platinum Bank. The agreement bears interest at a rate of 4.00 percent and requires a fixed monthly payment of $59,854, consisting of principal and interest, through the term loan’s maturity, January 31, 2027.